Business Combinations (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended							12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Feb. 29, 2012	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 19, 2013	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2010	Oct. 07, 2010	Apr. 09, 2010	Apr. 04, 2010	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Apr. 09, 2010 Series D Preferred Stock [Member] Subscription Agreement [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Affiliated Entity [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 February Two Thousand and Twelve Aldagen Warrants [Member]		Mar. 31, 2013 February Two Thousand and Twelve Aldagen Warrants [Member]		Dec. 31, 2011 February Two Thousand and Twelve Aldagen Warrants [Member]	Dec. 31, 2012 Equity Sweetner [Member]	Dec. 31, 2012 February Two Thousand and Twelve Inducement Warrants [Member]		Mar. 31, 2013 February Two Thousand and Twelve Inducement Warrants [Member]		Dec. 31, 2011 February Two Thousand and Twelve Inducement Warrants [Member]	Jul. 31, 2012 Aldagen [Member]	Dec. 31, 2012 Aldagen [Member]	Dec. 31, 2011 Aldagen [Member]	Feb. 28, 2012 Aldagen [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]
Stock Issued During Period, Shares, Acquisitions													135,398					207,000
Business Acquisition Number Of Shares Issuable Upon Achievement Of Milestones				20,309,723
Conversion of Stock, Description													The Series E Preferred Stock automatically converted into shares of common stock pursuant to its terms, in a 100-for-1 shares ratio, upon the Company's filing of an amended Certificate of Incorporation to increase the number of authorized shares of common stock.
Convertible Preferred Stock Conversion Price Per Share														$ 0.4392	$ 0.4392		$ 0.558
Class Of Warrant Or Right Outstanding					2,129,349		5,288,256		3,158,841										2,115,596	[1]	2,115,596	[1]	0		1,180,547	[2]	1,180,547	[2]	0
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.50		1.42	1.42											1.42		1.42				1.42		1.42
Class Of Warrants Or Rights Expiry Date	Dec. 31, 2014																		Dec. 31, 2014						Dec. 31, 2014
Class Of Warrant Or Right Exercise Description																			(i) commencing on the issuance date, for up to 30% of the total shares of the Company's common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature.
Stock Issued During Period On Inducement To Remaining Shareholders				330,000										330,000			330,000
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights																								5,700,000
Proceeds from Warrant Exercises																								$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,000,000	6,363,637				1,863,839		1,333,334				4,128,631								1,180,547
Convertible Preferred Stock Shares Issuable Upon Conversion																	7,790,350							1.42
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		250,000																																			1,700,000
Finite-Lived Intangible Asset, Useful Life																																				20 years
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual																															5,542,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual																															217,000
Business Acquisition, Contingent Consideration, Shares Issuable			20,309,723	20,309,723																															20,309,723
Preferred Stock, Redemption Amount				170,000	208,000
Business Combination Contingent Consideration Undiscounted Value																																					28,400,000
Business Combination Contingent Consideration																																					11,100,000
Release Of Stock Held In Escrow Account																														139,830				139,830
Investment Warrants, Exercise Price																			$ 1.42					$ 1.42	$ 1.42
Business Acquisition, Cost of Acquired Entity, Purchase Price				31,753,381							7,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid											2,000,000
Business Acquisition Purchase Price Paid Secured Promissory Note											5,000,000
Business Acquisition Purchase Price Paid Secured Promissory Note Interest Rate											2.70%
Business Acquisition Purchase Price Allocation Tangible and Identifiable Assets Acquired and Liabilities Assumed Net											6,000,000
Business Combination, Acquisition Related Costs					$ 60,000																											$ 64,000
Equity Method Investment, Ownership Percentage																																	100.00%

[1]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.
[2]	These warrants were issued in connection with the February 2012 warrant exercise agreements executed with certain existing Cytomedix warrant holders. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.